Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Nov. 30, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)
Short-term Debt [Line Items]
Repayments short-term bank loan	¥ 83,758	$ 11,977	¥ 69,090	¥ 49,794
Long term debt	92,500		31,000		$ 13,227
Current portion of long-term bank loans	9,800		10,500		1,401			¥ 10,500
Short-term bank loan	¥ 229,611		¥ 64,250		$ 32,834
Loans from third parties, annual interest rate	2.60%		3.60%		2.60%	1.50%	1.50%		2.20%
Short-term non-bank loans and notes payable						¥ 29,561	$ 4,227		¥ 29,778
Long-term bank loans	¥ 82,700		¥ 20,500		$ 11,826
Secured Debt [Member]
Short-term Debt [Line Items]
Current portion of long-term bank loans	6,000				858
Long-term bank loans	55,500				7,936
Mr Huazhi Hu [Member]
Short-term Debt [Line Items]
Current portion of long-term bank loans	2,000		9,000		286
Long-term bank loans	¥ 7,000		¥ 16,000		$ 1,001
Long Term Debt Due On 24 March 2027 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage			3.00%
Debt instrument, maturity date			Mar. 24, 2027
Long Term Debt Due On 14 December 2027 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage			2.90%
Debt instrument, maturity date			Dec. 14, 2027
Long Term Debt Due On 01 August 2028 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage	2.40%				2.40%
Debt instrument, maturity date	Aug. 01, 2028	Aug. 01, 2028
Long Term Debt Due On 24 December 2027 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage	2.90%				2.90%
Debt instrument, maturity date	Dec. 24, 2027	Dec. 24, 2027
Long Term Debt Due On 13 January 2035 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage	3.00%				3.00%
Debt instrument, maturity date	Jan. 13, 2035	Jan. 13, 2035
PRC [Member]
Short-term Debt [Line Items]
Repayments short-term bank loan	¥ 20,000	$ 2,860
Long term debt	75,000		¥ 25,000		$ 10,725
Short-term bank loan	219,582		¥ 34,472		31,400
PRC [Member] | Mr Huazhi Hu [Member]
Short-term Debt [Line Items]
Short-term bank loan	¥ 49,823				$ 7,125